UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2021
Semiannual Report
Deutsche DWS Investments VIT Funds

DWS Equity 500 Index VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
13	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
25	Information About Your Fund's Expenses
26	Liquidity Risk Management
26	Proxy Voting
27	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Equity 500 Index VIP

Performance Summary	June 30, 2021 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2021 are 0.33%, 0.71% and 0.72% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
S&P 500® Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Equity 500 Index VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,510	$14,047	$16,594	$22,243	$38,839
	Average annual total return	15.10%	40.47%	18.39%	17.34%	14.53%
S&P 500 Index	Growth of $10,000	$11,525	$14,079	$16,713	$22,536	$39,893
	Average annual total return	15.25%	40.79%	18.67%	17.65%	14.84%
DWS Equity 500 Index VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,491	$13,992	$16,402	$21,855	$37,688
	Average annual total return	14.91%	39.92%	17.93%	16.93%	14.19%
S&P 500 Index	Growth of $10,000	$11,525	$14,079	$16,713	$22,536	$39,893
	Average annual total return	15.25%	40.79%	18.67%	17.65%	14.84%
DWS Equity 500 Index VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$11,488	$13,992	$16,396	$21,807	$37,382
	Average annual total return	14.88%	39.92%	17.92%	16.87%	14.09%
S&P 500 Index	Growth of $10,000	$11,525	$14,079	$16,713	$22,536	$39,893
	Average annual total return	15.25%	40.79%	18.67%	17.65%	14.84%
The growth of $10,000 is cumulative.
‡	Total returns shown for periods less than one year are not annualized.
DWS Equity 500 Index VIP	| 3

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/21	12/31/20
Common Stocks	99%	99%
Cash Equivalents	1%	1%
Government & Agency Obligations	0%	0%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/21	12/31/20
Information Technology	27%	28%
Health Care	13%	13%
Consumer Discretionary	12%	13%
Financials	11%	10%
Communication Services	11%	11%
Industrials	9%	8%
Consumer Staples	6%	7%
Energy	3%	2%
Materials	3%	3%
Real Estate	3%	2%
Utilities	2%	3%
	100%	100%
Ten Largest Equity Holdings at June 30, 2021 (28.3% of Net Assets)
1 Apple, Inc.	5.8%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
2 Microsoft Corp.	5.6%
Develops, manufactures, licenses, sells and supports software products
3 Amazon.com, Inc.	4.0%
Online retailer offering a wide range of products
4 Alphabet, Inc.	3.9%
Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
5 Facebook, Inc.	2.3%
Operator of social networking Web site
6 Berkshire Hathaway, Inc.	1.4%
Holding company of insurance business and a variety of other businesses
7 Tesla, Inc.	1.4%
Designs, manufactures and sells high-perfomance electric vehicles and electric vehicle powertrain components
8 NVIDIA Corp.	1.4%
Designs, develops and markets three dimensional (3D) graphic processors
9 JPMorgan Chase & Co.	1.3%
Provider of global financial services
10 Johnson & Johnson	1.2%
Provider of health care products
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Portfolio Manager
Brent Reeder
Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund
4 |	DWS Equity 500 Index VIP

Investment Portfolio	as of June 30, 2021 (Unaudited)
	Shares	Value ($)
Common Stocks 99.0%
Communication Services 11.0%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	144,504	4,158,825
Lumen Technologies, Inc.	20,393	277,141
Verizon Communications, Inc.	83,621	4,685,285
		9,121,251
Entertainment 1.9%
Activision Blizzard, Inc.	15,777	1,505,757
Electronic Arts, Inc.	5,821	837,234
Live Nation Entertainment, Inc.*	2,954	258,741
Netflix, Inc.*	8,955	4,730,121
Take-Two Interactive Software, Inc.*	2,311	409,093
Walt Disney Co.*	36,701	6,450,935
		14,191,881
Interactive Media & Services 6.4%
Alphabet, Inc. "A"*	6,078	14,841,200
Alphabet, Inc. "C"*	5,751	14,413,846
Facebook, Inc. "A"*	48,413	16,833,684
Twitter, Inc.*	16,099	1,107,772
		47,196,502
Media 1.3%
Charter Communications, Inc. "A"*	2,778	2,004,188
Comcast Corp. "A"	92,543	5,276,802
Discovery, Inc. "A"* (a)	3,535	108,454
Discovery, Inc. "C"*	5,921	171,591
DISH Network Corp. "A"*	5,011	209,460
Fox Corp. "A"	6,671	247,694
Fox Corp. "B"	3,176	111,795
Interpublic Group of Companies, Inc.	7,965	258,783
News Corp. "A"	7,863	202,629
News Corp. "B"	2,595	63,188
Omnicom Group, Inc.	4,301	344,037
ViacomCBS, Inc. "B"	12,229	552,751
		9,551,372
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	11,820	1,711,890
Consumer Discretionary 12.2%
Auto Components 0.2%
Aptiv PLC*	5,493	864,214
BorgWarner, Inc.	4,811	233,526
		1,097,740
Automobiles 1.8%
Ford Motor Co.*	79,506	1,181,459
General Motors Co.*	25,752	1,523,746
	Shares	Value ($)
Tesla, Inc.*	15,569	10,582,249
		13,287,454
Distributors 0.2%
Genuine Parts Co.	2,949	372,960
LKQ Corp.*	5,548	273,073
Pool Corp.	806	369,680
		1,015,713
Hotels, Restaurants & Leisure 1.7%
Caesars Entertainment, Inc.*	4,273	443,324
Carnival Corp.*	15,954	420,547
Chipotle Mexican Grill, Inc.*	565	875,942
Darden Restaurants, Inc.	2,681	391,399
Domino's Pizza, Inc.	782	364,795
Hilton Worldwide Holdings, Inc.*	5,678	684,880
Las Vegas Sands Corp.*	6,651	350,441
Marriott International, Inc. "A"*	5,369	732,976
McDonald's Corp.	15,092	3,486,101
MGM Resorts International	8,341	355,744
Norwegian Cruise Line Holdings Ltd.* (a)	7,394	217,458
Penn National Gaming, Inc.*	3,077	235,360
Royal Caribbean Cruises Ltd.*	4,394	374,720
Starbucks Corp.	23,761	2,656,717
Wynn Resorts Ltd.*	2,070	253,161
Yum! Brands, Inc.	5,989	688,915
		12,532,480
Household Durables 0.4%
D.R. Horton, Inc.	6,621	598,340
Garmin Ltd.	3,060	442,598
Leggett & Platt, Inc.	2,560	132,634
Lennar Corp. "A"	5,601	556,459
Mohawk Industries, Inc.*	1,211	232,742
Newell Brands, Inc.	7,831	215,117
NVR, Inc.*	69	343,158
PulteGroup, Inc.	5,298	289,112
Whirlpool Corp.	1,244	271,217
		3,081,377
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc.*	8,661	29,795,226
Booking Holdings, Inc.*	828	1,811,738
eBay, Inc.	13,135	922,208
Etsy, Inc.*	2,595	534,155
Expedia Group, Inc.*	2,845	465,755
		33,529,082
Leisure Products 0.0%
Hasbro, Inc.	2,636	249,155
Multiline Retail 0.5%
Dollar General Corp.	4,768	1,031,748
Dollar Tree, Inc.*	4,685	466,157

The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index VIP	| 5

	Shares	Value ($)
Target Corp.	9,990	2,414,983
		3,912,888
Specialty Retail 2.2%
Advance Auto Parts, Inc.	1,334	273,657
AutoZone, Inc.*	435	649,116
Best Buy Co., Inc.	4,499	517,295
CarMax, Inc.*	3,336	430,844
Home Depot, Inc.	21,484	6,851,033
L Brands, Inc.	4,670	336,520
Lowe's Companies, Inc.	14,275	2,768,922
O'Reilly Automotive, Inc.*	1,417	802,319
Ross Stores, Inc.	7,239	897,636
The Gap, Inc.	4,339	146,007
TJX Companies, Inc.	24,429	1,647,003
Tractor Supply Co.	2,347	436,683
Ulta Beauty, Inc.*	1,101	380,693
		16,137,728
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	7,020	131,063
NIKE, Inc. "B"	25,797	3,985,378
PVH Corp.*	1,413	152,025
Ralph Lauren Corp.	946	111,448
Tapestry, Inc.*	5,543	241,010
Under Armour, Inc. "A"* (a)	3,505	74,131
Under Armour, Inc. "C"*	3,745	69,545
VF Corp.	6,554	537,690
		5,302,290
Consumer Staples 5.8%
Beverages 1.4%
Brown-Forman Corp. "B"	3,771	282,599
Coca-Cola Co.	78,396	4,242,007
Constellation Brands, Inc. "A"	3,445	805,751
Molson Coors Beverage Co. "B"*	3,730	200,264
Monster Beverage Corp.*	7,516	686,587
PepsiCo, Inc.	27,902	4,134,239
		10,351,447
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	8,928	3,532,542
Kroger Co.	15,192	582,005
Sysco Corp.	10,296	800,514
Walgreens Boots Alliance, Inc.	14,619	769,106
Walmart, Inc.	27,750	3,913,305
		9,597,472
Food Products 0.9%
Archer-Daniels-Midland Co.	11,370	689,022
Campbell Soup Co.	3,994	182,087
Conagra Brands, Inc.	9,686	352,377
General Mills, Inc.	12,280	748,220
Hormel Foods Corp.	5,599	267,352
J M Smucker Co.	2,225	288,293
Kellogg Co.	5,065	325,831
	Shares	Value ($)
Kraft Heinz Co.	13,169	537,032
Lamb Weston Holdings, Inc.	2,909	234,640
McCormick & Co., Inc.	5,106	450,962
Mondelez International, Inc. "A"	28,334	1,769,175
The Hershey Co.	2,978	518,708
Tyson Foods, Inc. "A"	6,051	446,322
		6,810,021
Household Products 1.3%
Church & Dwight Co., Inc.	4,907	418,175
Clorox Co.	2,518	453,014
Colgate-Palmolive Co.	17,081	1,389,539
Kimberly-Clark Corp.	6,845	915,724
Procter & Gamble Co.	49,454	6,672,828
		9,849,280
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	4,679	1,488,296
Tobacco 0.7%
Altria Group, Inc.	37,389	1,782,707
Philip Morris International, Inc.	31,470	3,118,992
		4,901,699
Energy 2.8%
Energy Equipment & Services 0.2%
Baker Hughes Co.	14,766	337,698
Halliburton Co.	17,768	410,796
NOV, Inc.*	7,594	116,340
Schlumberger NV	28,442	910,429
		1,775,263
Oil, Gas & Consumable Fuels 2.6%
APA Corp.	7,448	161,100
Cabot Oil & Gas Corp.	7,814	136,432
Chevron Corp.	39,004	4,085,279
ConocoPhillips	27,374	1,667,077
Devon Energy Corp.	12,088	352,849
Diamondback Energy, Inc.	3,667	344,295
EOG Resources, Inc.	11,857	989,348
Exxon Mobil Corp.	85,553	5,396,683
Hess Corp.	5,498	480,085
Kinder Morgan, Inc.	39,265	715,801
Marathon Oil Corp.	16,147	219,922
Marathon Petroleum Corp.	12,874	777,847
Occidental Petroleum Corp.	16,773	524,492
ONEOK, Inc.	8,947	497,811
Phillips 66	8,832	757,962
Pioneer Natural Resources Co.	4,705	764,657
Valero Energy Corp.	8,293	647,517
Williams Companies, Inc.	24,680	655,254
		19,174,411
The accompanying notes are an integral part of the financial statements.
6 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Financials 11.2%
Banks 4.3%
Bank of America Corp.	152,521	6,288,441
Citigroup, Inc.	41,809	2,957,987
Citizens Financial Group, Inc.	8,525	391,042
Comerica, Inc.	2,739	195,400
Fifth Third Bancorp.	14,246	544,625
First Republic Bank	3,564	667,074
Huntington Bancshares, Inc.	29,572	421,992
JPMorgan Chase & Co.	61,218	9,521,848
KeyCorp.	19,493	402,530
M&T Bank Corp.	2,564	372,575
People's United Financial, Inc.	8,345	143,033
PNC Financial Services Group, Inc.	8,592	1,639,010
Regions Financial Corp.	19,192	387,295
SVB Financial Group*	1,104	614,299
Truist Financial Corp.	27,220	1,510,710
U.S. Bancorp.	27,455	1,564,111
Wells Fargo & Co.	83,576	3,785,157
Zions Bancorp. NA	3,213	169,839
		31,576,968
Capital Markets 3.0%
Ameriprise Financial, Inc.	2,358	586,859
Bank of New York Mellon Corp.	16,352	837,713
BlackRock, Inc.	2,864	2,505,914
Cboe Global Markets, Inc.	2,150	255,957
Charles Schwab Corp.	30,359	2,210,439
CME Group, Inc.	7,252	1,542,355
Franklin Resources., Inc.	5,380	172,106
Intercontinental Exchange, Inc.	11,424	1,356,029
Invesco Ltd.	7,807	208,681
MarketAxess Holdings, Inc.	761	352,792
Moody's Corp.	3,243	1,175,166
Morgan Stanley	30,062	2,756,385
MSCI, Inc.	1,663	886,512
Nasdaq, Inc.	2,301	404,516
Northern Trust Corp.	4,228	488,841
Raymond James Financial, Inc.	2,505	325,399
S&P Global, Inc.	4,869	1,998,481
State Street Corp.	7,034	578,758
T. Rowe Price Group, Inc.	4,575	905,713
The Goldman Sachs Group, Inc.	6,875	2,609,269
		22,157,885
Consumer Finance 0.7%
American Express Co.	13,138	2,170,792
Capital One Financial Corp.	9,116	1,410,154
Discover Financial Services	6,157	728,312
Synchrony Financial	10,908	529,256
		4,838,514
	Shares	Value ($)
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. "B"*	38,300	10,644,337
Insurance 1.8%
Aflac, Inc.	12,697	681,321
Allstate Corp.	6,035	787,205
American International Group, Inc.	17,274	822,242
Aon PLC "A"	4,578	1,093,043
Arthur J. Gallagher & Co.	4,190	586,935
Assurant, Inc.	1,214	189,603
Chubb Ltd.	9,068	1,441,268
Cincinnati Financial Corp.	2,999	349,743
Everest Re Group Ltd.	804	202,616
Globe Life, Inc.	1,931	183,928
Hartford Financial Services Group, Inc.	7,271	450,584
Lincoln National Corp.	3,676	231,000
Loews Corp.	4,583	250,461
Marsh & McLennan Companies, Inc.	10,321	1,451,958
MetLife, Inc.	15,007	898,169
Principal Financial Group, Inc.	5,164	326,313
Progressive Corp.	11,817	1,160,548
Prudential Financial, Inc.	7,898	809,308
Travelers Companies, Inc.	5,068	758,730
Unum Group	4,267	121,183
W.R. Berkley Corp.	2,760	205,427
Willis Towers Watson PLC	2,599	597,822
		13,599,407
Health Care 12.9%
Biotechnology 1.8%
AbbVie, Inc.	35,686	4,019,671
Alexion Pharmaceuticals, Inc.*	4,453	818,061
Amgen, Inc.	11,620	2,832,375
Biogen, Inc.*	3,042	1,053,353
Gilead Sciences, Inc.	25,362	1,746,427
Incyte Corp.*	3,843	323,312
Regeneron Pharmaceuticals, Inc.*	2,117	1,182,429
Vertex Pharmaceuticals, Inc.*	5,234	1,055,331
		13,030,959
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	35,921	4,164,322
ABIOMED, Inc.*	902	281,523
Align Technology, Inc.*	1,452	887,172
Baxter International, Inc.	10,107	813,613
Becton, Dickinson & Co.	5,903	1,435,551
Boston Scientific Corp.*	28,690	1,226,784
Danaher Corp.	12,810	3,437,692
DENTSPLY SIRONA, Inc.	4,353	275,371
DexCom, Inc.*	1,966	839,482
Edwards Lifesciences Corp.*	12,530	1,297,732
Hologic, Inc.*	5,224	348,545
The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index VIP	| 7

	Shares	Value ($)
IDEXX Laboratories, Inc.*	1,735	1,095,739
Intuitive Surgical, Inc.*	2,398	2,205,297
Medtronic PLC	27,159	3,371,247
ResMed, Inc.	2,969	731,918
STERIS PLC	2,005	413,631
Stryker Corp.	6,608	1,716,296
Teleflex, Inc.	933	374,870
The Cooper Companies, Inc.	1,010	400,233
West Pharmaceutical Services, Inc.	1,502	539,368
Zimmer Biomet Holdings, Inc.	4,243	682,359
		26,538,745
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	2,949	337,631
Anthem, Inc.	4,953	1,891,055
Cardinal Health, Inc.	5,954	339,914
Centene Corp.*	11,723	854,958
Cigna Corp.	6,939	1,645,029
CVS Health Corp.	26,641	2,222,925
DaVita, Inc.*	1,409	169,686
HCA Healthcare, Inc.	5,298	1,095,309
Henry Schein, Inc.*	2,895	214,780
Humana, Inc.	2,591	1,147,087
Laboratory Corp. of America Holdings*	1,961	540,942
McKesson Corp.	3,215	614,837
Quest Diagnostics, Inc.	2,635	347,741
UnitedHealth Group, Inc.	19,080	7,640,395
Universal Health Services, Inc. "B"	1,605	235,020
		19,297,309
Health Care Technology 0.1%
Cerner Corp.	6,066	474,119
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	6,119	904,449
Bio-Rad Laboratories, Inc. "A"*	433	278,978
Charles River Laboratories International, Inc.*	1,009	373,249
Illumina, Inc.*	2,949	1,395,496
IQVIA Holdings, Inc.*	3,868	937,294
Mettler-Toledo International, Inc.*	473	655,266
PerkinElmer, Inc.	2,242	346,187
Thermo Fisher Scientific, Inc.	7,937	4,003,978
Waters Corp.*	1,240	428,557
		9,323,454
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	45,103	3,013,782
Catalent, Inc.*	3,425	370,311
Eli Lilly & Co.	16,081	3,690,911
Johnson & Johnson	53,231	8,769,275
Merck & Co., Inc.	51,149	3,977,858
Organon & Co.*	4,972	150,453
Perrigo Co. PLC	2,774	127,188
	Shares	Value ($)
Pfizer, Inc.	113,252	4,434,948
Viatris, Inc.	24,193	345,718
Zoetis, Inc.	9,582	1,785,702
		26,666,146
Industrials 8.5%
Aerospace & Defense 1.6%
Boeing Co.*	11,101	2,659,356
General Dynamics Corp.	4,613	868,443
Howmet Aerospace, Inc.*	8,027	276,691
Huntington Ingalls Industries, Inc.	782	164,806
L3Harris Technologies, Inc.	4,129	892,483
Lockheed Martin Corp.	4,945	1,870,941
Northrop Grumman Corp.	3,023	1,098,649
Raytheon Technologies Corp.	30,563	2,607,330
Teledyne Technologies, Inc.*	950	397,888
Textron, Inc.	4,630	318,405
TransDigm Group, Inc.*	1,113	720,434
		11,875,426
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	2,698	252,722
Expeditors International of Washington, Inc.	3,400	430,440
FedEx Corp.	4,934	1,471,960
United Parcel Service, Inc. "B"	14,618	3,040,105
		5,195,227
Airlines 0.3%
Alaska Air Group, Inc.*	2,403	144,925
American Airlines Group, Inc.* (a)	13,161	279,145
Delta Air Lines, Inc.*	12,927	559,222
Southwest Airlines Co.*	12,016	637,929
United Airlines Holdings, Inc.*	6,662	348,356
		1,969,577
Building Products 0.5%
A.O. Smith Corp.	2,784	200,615
Allegion PLC	1,811	252,272
Carrier Global Corp.	16,576	805,594
Fortune Brands Home & Security, Inc.	2,767	275,621
Johnson Controls International PLC	14,450	991,704
Masco Corp.	5,143	302,974
Trane Technologies PLC	4,796	883,135
		3,711,915
Commercial Services & Supplies 0.4%
Cintas Corp.	1,773	677,286
Copart, Inc.*	4,263	561,991
Republic Services, Inc.	4,308	473,923
Rollins, Inc.	4,543	155,371
Waste Management, Inc.	7,817	1,095,240
		2,963,811
The accompanying notes are an integral part of the financial statements.
8 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	2,664	355,431
Quanta Services, Inc.	2,792	252,871
		608,302
Electrical Equipment 0.6%
AMETEK, Inc.	4,635	618,773
Eaton Corp. PLC	8,029	1,189,737
Emerson Electric Co.	12,147	1,169,027
Generac Holdings, Inc.*	1,261	523,504
Rockwell Automation, Inc.	2,342	669,859
		4,170,900
Industrial Conglomerates 1.2%
3M Co.	11,714	2,326,752
General Electric Co.	177,262	2,385,947
Honeywell International, Inc.	14,029	3,077,261
Roper Technologies, Inc.	2,122	997,764
		8,787,724
IT Services 0.0%
Leidos Holdings, Inc.	2,712	274,183
Machinery 1.7%
Caterpillar, Inc.	11,055	2,405,900
Cummins, Inc.	2,953	719,971
Deere & Co.	6,299	2,221,720
Dover Corp.	2,938	442,463
Fortive Corp.	6,909	481,834
IDEX Corp.	1,554	341,958
Illinois Tool Works, Inc.	5,805	1,297,766
Ingersoll Rand, Inc.*	7,671	374,421
Otis Worldwide Corp.	8,119	663,890
PACCAR, Inc.	6,991	623,947
Parker-Hannifin Corp.	2,601	798,793
Pentair PLC	3,302	222,852
Snap-on, Inc.	1,091	243,762
Stanley Black & Decker, Inc.	3,279	672,162
Westinghouse Air Brake Technologies Corp.	3,621	298,008
Xylem, Inc.	3,605	432,456
		12,241,903
Professional Services 0.3%
Equifax, Inc.	2,474	592,548
IHS Markit Ltd.	7,530	848,330
Nielsen Holdings PLC	7,398	182,509
Robert Half International, Inc.	2,266	201,606
Verisk Analytics, Inc.	3,302	576,925
		2,401,918
Road & Rail 0.9%
CSX Corp.	45,933	1,473,531
J.B. Hunt Transport Services, Inc.	1,663	270,986
Kansas City Southern	1,825	517,150
Norfolk Southern Corp.	5,056	1,341,913
	Shares	Value ($)
Old Dominion Freight Line, Inc.	1,920	487,296
Union Pacific Corp.	13,431	2,953,880
		7,044,756
Trading Companies & Distributors 0.2%
Fastenal Co.	11,580	602,160
United Rentals, Inc.*	1,464	467,031
W.W. Grainger, Inc.	877	384,126
		1,453,317
Information Technology 27.1%
Communications Equipment 0.8%
Arista Networks, Inc.*	1,107	401,077
Cisco Systems, Inc.	85,188	4,514,964
F5 Networks, Inc.*	1,202	224,365
Juniper Networks, Inc.	6,794	185,816
Motorola Solutions, Inc.	3,423	742,278
		6,068,500
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	12,036	823,383
CDW Corp.	2,847	497,229
Corning, Inc.	15,639	639,635
IPG Photonics Corp.*	752	158,499
Keysight Technologies, Inc.*	3,695	570,545
TE Connectivity Ltd.	6,718	908,341
Trimble, Inc.*	5,011	410,050
Zebra Technologies Corp. "A"*	1,074	568,672
		4,576,354
IT Services 5.1%
Accenture PLC "A"	12,856	3,789,820
Akamai Technologies, Inc.*	3,283	382,798
Automatic Data Processing, Inc.	8,589	1,705,947
Broadridge Financial Solutions, Inc.	2,376	383,795
Cognizant Technology Solutions Corp. "A"	10,612	734,987
DXC Technology Co.*	5,114	199,139
Fidelity National Information Services, Inc.	12,514	1,772,858
Fiserv, Inc.*	12,018	1,284,604
FleetCor Technologies, Inc.*	1,686	431,717
Gartner, Inc.*	1,732	419,491
Global Payments, Inc.	5,954	1,116,613
International Business Machines Corp.	18,052	2,646,243
Jack Henry & Associates, Inc.	1,494	244,284
MasterCard, Inc. "A"	17,672	6,451,871
Paychex, Inc.	6,445	691,549
PayPal Holdings, Inc.*	23,751	6,922,942
VeriSign, Inc.*	1,993	453,786
Visa, Inc. "A" (a)	34,176	7,991,032
Western Union Co.	8,062	185,184
		37,808,660
The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index VIP	| 9

	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc.*	24,538	2,304,854
Analog Devices, Inc.	7,424	1,278,116
Applied Materials, Inc.	18,527	2,638,245
Broadcom, Inc.	8,243	3,930,592
Enphase Energy, Inc.*	2,735	502,228
Intel Corp.	81,596	4,580,799
KLA Corp.	3,089	1,001,485
Lam Research Corp.	2,878	1,872,714
Maxim Integrated Products, Inc.*	5,477	577,057
Microchip Technology, Inc.	5,497	823,121
Micron Technology, Inc.*	22,715	1,930,321
Monolithic Power Systems, Inc.	862	321,914
NVIDIA Corp.	12,586	10,070,058
NXP Semiconductors NV	5,600	1,152,032
Qorvo, Inc.*	2,295	449,017
QUALCOMM, Inc.	22,787	3,256,946
Skyworks Solutions, Inc.	3,329	638,336
Teradyne, Inc.	3,378	452,517
Texas Instruments, Inc.	18,690	3,594,087
Xilinx, Inc.*	4,987	721,319
		42,095,758
Software 8.8%
Adobe, Inc.*	9,648	5,650,255
ANSYS, Inc.*	1,760	610,826
Autodesk, Inc.*	4,438	1,295,452
Cadence Design Systems, Inc.*	5,672	776,043
Citrix Systems, Inc.	2,546	298,569
Fortinet, Inc.*	2,761	657,643
Intuit, Inc.	5,514	2,702,797
Microsoft Corp.	152,185	41,226,917
NortonLifeLock, Inc.	11,679	317,902
Oracle Corp.	36,697	2,856,494
Paycom Software, Inc.*	1,011	367,468
PTC, Inc.*	2,169	306,393
salesforce.com, Inc.*	18,706	4,569,315
ServiceNow, Inc.*	3,981	2,187,759
Synopsys, Inc.*	3,102	855,501
Tyler Technologies, Inc.*	831	375,919
		65,055,253
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	316,959	43,410,704
Hewlett Packard Enterprise Co.	26,429	385,335
HP, Inc.	24,249	732,077
NetApp, Inc.	4,460	364,917
Seagate Technology Holdings PLC	4,005	352,160
	Shares	Value ($)
Western Digital Corp.*	6,252	444,955
		45,690,148
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	4,473	1,286,793
Albemarle Corp.	2,377	400,429
Celanese Corp.	2,252	341,403
CF Industries Holdings, Inc.	4,247	218,508
Corteva, Inc.	14,856	658,864
Dow, Inc.	15,153	958,882
DuPont de Nemours, Inc.	10,756	832,622
Eastman Chemical Co.	2,785	325,149
Ecolab, Inc.	5,054	1,040,972
FMC Corp.	2,634	284,999
International Flavors & Fragrances, Inc.	5,025	750,735
Linde PLC	10,509	3,038,152
LyondellBasell Industries NV "A"	5,177	532,557
PPG Industries, Inc.	4,806	815,915
Sherwin-Williams Co.	4,836	1,317,568
The Mosaic Co.	6,962	222,157
		13,025,705
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,277	449,261
Vulcan Materials Co.	2,679	466,334
		915,595
Containers & Packaging 0.3%
Amcor PLC	31,520	361,219
Avery Dennison Corp.	1,653	347,527
Ball Corp.	6,694	542,348
International Paper Co.	7,871	482,571
Packaging Corp. of America	1,882	254,861
Sealed Air Corp.	3,029	179,468
Westrock Co.	5,361	285,312
		2,453,306
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	29,688	1,101,722
Newmont Corp.	16,194	1,026,376
Nucor Corp.	6,107	585,844
		2,713,942
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc.	2,757	501,609
American Tower Corp.	9,204	2,486,369
AvalonBay Communities, Inc.	2,795	583,289
Boston Properties, Inc.	2,905	332,884
Crown Castle International Corp.	8,720	1,701,272
Digital Realty Trust, Inc.	5,669	852,958
The accompanying notes are an integral part of the financial statements.
10 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Duke Realty Corp.	7,634	361,470
Equinix, Inc.	1,807	1,450,298
Equity Residential	6,864	528,528
Essex Property Trust, Inc.	1,304	391,213
Extra Space Storage, Inc.	2,729	447,065
Federal Realty Investment Trust	1,455	170,482
Healthpeak Properties, Inc.	10,946	364,392
Host Hotels & Resorts, Inc. *	14,645	250,283
Iron Mountain, Inc. (a)	5,940	251,381
Kimco Realty Corp.	8,970	187,025
Mid-America Apartment Communities, Inc.	2,326	391,745
Prologis, Inc.	14,925	1,783,985
Public Storage	3,090	929,132
Realty Income Corp.	7,503	500,750
Regency Centers Corp.	3,163	202,653
SBA Communications Corp.	2,192	698,590
Simon Property Group, Inc.	6,628	864,822
UDR, Inc.	5,915	289,717
Ventas, Inc.	7,513	428,992
Vornado Realty Trust	3,281	153,124
Welltower, Inc.	8,404	698,372
Weyerhaeuser Co.	15,019	516,954
		18,319,354
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	6,813	584,078
Utilities 2.4%
Electric Utilities 1.5%
Alliant Energy Corp.	5,122	285,603
American Electric Power Co., Inc.	10,156	859,096
Duke Energy Corp.	15,586	1,538,650
Edison International	7,602	439,548
Entergy Corp.	4,011	399,897
Evergy, Inc.	4,597	277,797
Eversource Energy	6,915	554,860
Exelon Corp.	19,726	874,059
FirstEnergy Corp.	10,977	408,454
NextEra Energy, Inc.	39,595	2,901,521
NRG Energy, Inc.	4,826	194,488
Pinnacle West Capital Corp.	2,254	184,760
PPL Corp.	15,777	441,283
Southern Co.	21,387	1,294,127
Xcel Energy, Inc.	10,930	720,068
		11,374,211
Gas Utilities 0.0%
Atmos Energy Corp.	2,617	251,520
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	13,710	357,420
	Shares	Value ($)
Multi-Utilities 0.7%
Ameren Corp.	5,201	416,288
CenterPoint Energy, Inc.	11,667	286,075
CMS Energy Corp.	5,802	342,782
Consolidated Edison, Inc.	6,888	494,007
Dominion Energy, Inc.	16,250	1,195,512
DTE Energy Co.	3,962	513,475
NiSource, Inc.	8,023	196,564
Public Service Enterprise Group, Inc.	10,278	614,008
Sempra Energy	6,352	841,513
WEC Energy Group, Inc.	6,363	565,989
		5,466,213
Water Utilities 0.1%
American Water Works Co., Inc.	3,649	562,420
Total Common Stocks (Cost $259,827,563)		734,031,931
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 0.098% (b), 7/15/2021 (c) (Cost $924,978)	925,000	924,984
	Shares	Value ($)
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e) (Cost $3,114,343)	3,114,343	3,114,343
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.02% (d) (Cost $6,316,333)	6,316,333	6,316,333
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $270,183,217)	100.4	744,387,591
Other Assets and Liabilities, Net	(0.4)	(3,003,287)
Net Assets	100.0	741,384,304
The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index VIP	| 11

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
19,765,158	—	16,650,815 (f)	—	—	3,001	—	3,114,343	3,114,343
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.02% (d)
6,798,528	31,563,910	32,046,105	—	—	943	—	6,316,333	6,316,333
26,563,686	31,563,910	48,696,920	—	—	3,944	—	9,430,676	9,430,676
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $3,031,312, which is 0.4% of net assets.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At June 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.

S& P: Standard & Poor's
At June 30, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/17/2021	34	7,138,822	7,290,620	151,798
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 734,031,931	$ —	$ —	$ 734,031,931
Government & Agency Obligations	—	924,984	—	924,984
Short-Term Investments (a)	9,430,676	—	—	9,430,676
Derivatives (b)
Futures Contracts	151,798	—	—	151,798
Total	$ 743,614,405	$924,984	$ —	$ 744,539,389
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.
12 |	DWS Equity 500 Index VIP

Statement of Assets and Liabilities
as of June 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $260,752,541) — including $3,031,312 of securities loaned	$ 734,956,915
Investment in DWS Government & Agency Securities Portfolio (cost $3,114,343)*	3,114,343
Investment in DWS Central Cash Management Government Fund (cost $6,316,333)	6,316,333
Cash	10,670
Receivable for Fund shares sold	90,642
Dividends receivable	426,820
Interest receivable	445
Receivable for variation margin on futures contracts	11,256
Other assets	6,500
Total assets	744,933,924
Liabilities
Payable upon return of securities loaned	3,114,343
Payable for Fund shares redeemed	204,588
Accrued management fee	78,824
Accrued Trustees' fees	3,514
Other accrued expenses and payables	148,351
Total liabilities	3,549,620
Net assets, at value	$ 741,384,304
Net Assets Consist of
Distributable earnings (loss)	485,814,195
Paid-in capital	255,570,109
Net assets, at value	$ 741,384,304
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($673,257,196 ÷ 24,852,265 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 27.09
Class B
Net Asset Value, offering and redemption price per share ($48,766,912 ÷ 1,797,453 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 27.13
Class B2
Net Asset Value, offering and redemption price per share ($19,360,196 ÷ 712,884 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 27.16
*	Represents collateral on securities loaned.
Statement of Operations
for the six months ended June 30, 2021 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $473)	$ 4,350,443
Interest	314
Income distributions — DWS Central Cash Management Government Fund	943
Securities lending income, net of borrower rebates	3,001
Total income	4,354,701
Expenses:
Management fee	695,038
Administration fee	337,093
Services to shareholders	802
Record keeping fee (Class B and Class B-2)	42,582
Distribution service fees (Class B and Class B-2)	78,156
Custodian fee	5,951
Professional fees	35,705
Reports to shareholders	26,038
Trustees' fees and expenses	15,521
Other	16,908
Total expenses before expense reductions	1,253,794
Expense reductions	(229,014)
Total expenses after expense reductions	1,024,780
Net investment income	3,329,921
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	16,196,840
Futures	1,153,837
17,350,677
Change in net unrealized appreciation (depreciation) on:
Investments	77,992,631
Futures	(34,594)
77,958,037
Net gain (loss)	95,308,714
Net increase (decrease) in net assets resulting from operations	$98,638,635

The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index VIP	| 13

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net investment income	$ 3,329,921	$ 8,923,631
Net realized gain (loss)	17,350,677	31,108,402
Change in net unrealized appreciation (depreciation)	77,958,037	61,784,594
Net increase (decrease) in net assets resulting from operations	98,638,635	101,816,627
Distributions to shareholders:
Class A	(37,893,566)	(40,621,912)
Class B	(2,473,191)	(2,466,115)
Class B2	(1,024,797)	(1,183,053)
Total distributions	(41,391,554)	(44,271,080)
Fund share transactions:
Class A
Proceeds from shares sold	11,369,480	19,014,191
Reinvestment of distributions	37,893,566	40,621,912
Payments for shares redeemed	(34,686,808)	(66,299,729)
Net increase (decrease) in net assets from Class A share transactions	14,576,238	(6,663,626)
Class B
Proceeds from shares sold	5,598,788	8,754,512
Reinvestment of distributions	2,473,191	2,466,115
Payments for shares redeemed	(4,783,733)	(6,399,660)
Net increase (decrease) in net assets from Class B share transactions	3,288,246	4,820,967
Class B2
Proceeds from shares sold	5,448	198,779
Reinvestment of distributions	1,024,797	1,183,053
Payments for shares redeemed	(1,519,323)	(1,848,331)
Net increase (decrease) in net assets from Class B2 share transactions	(489,078)	(466,499)
Increase (decrease) in net assets	74,622,487	55,236,389
Net assets at beginning of period	666,761,817	611,525,428
Net assets at end of period	$741,384,304	$666,761,817
The accompanying notes are an integral part of the financial statements.
14 |	DWS Equity 500 Index VIP

Statements of Changes in Net Assets
Other Information	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Class A
Shares outstanding at beginning of period	24,298,803	24,258,385
Shares sold	437,492	919,928
Shares issued to shareholders in reinvestment of distributions	1,439,178	2,207,713
Shares redeemed	(1,323,208)	(3,087,223)
Net increase (decrease) in Class A shares	553,462	40,418
Shares outstanding at end of period	24,852,265	24,298,803
Class B
Shares outstanding at beginning of period	1,675,259	1,426,637
Shares sold	213,350	403,823
Shares issued to shareholders in reinvestment of distributions	93,717	133,737
Shares redeemed	(184,873)	(288,938)
Net increase (decrease) in Class B shares	122,194	248,622
Shares outstanding at end of period	1,797,453	1,675,259
Class B2
Shares outstanding at beginning of period	730,615	742,685
Shares sold	208	9,662
Shares issued to shareholders in reinvestment of distributions	38,789	64,087
Shares redeemed	(56,728)	(85,819)
Net increase (decrease) in Class B2 shares	(17,731)	(12,070)
Shares outstanding at end of period	712,884	730,615
The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index VIP	| 15

Financial Highlights
DWS Equity 500 Index VIP — Class A
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$24.97	$23.14	$18.90	$22.19	$19.58	$19.40
Income (loss) from investment operations:
Net investment income[a]	.13	.34	.35	.37	.34	.35
Net realized and unrealized gain (loss)	3.60	3.23	5.37	(1.31)	3.69	1.74
Total from investment operations	3.73	3.57	5.72	(.94)	4.03	2.09
Less distributions from:
Net investment income	(.41)	(.39)	(.43)	(.38)	(.37)	(.40)
Net realized gains	(1.20)	(1.35)	(1.05)	(1.97)	(1.05)	(1.51)
Total distributions	(1.61)	(1.74)	(1.48)	(2.35)	(1.42)	(1.91)
Net asset value, end of period	$27.09	$24.97	$23.14	$18.90	$22.19	$19.58
Total Return (%)[b]	15.10 *	18.10	31.19	(4.65)	21.53	11.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	673	607	561	472	541	519
Ratio of expenses before expense reductions (%)[c]	.33 **	.33	.35	.34	.34	.34
Ratio of expenses after expense reductions (%)[c]	.26 **	.26	.27	.30	.33	.33
Ratio of net investment income (%)	.99 **	1.56	1.68	1.73	1.67	1.88
Portfolio turnover rate (%)	1 *	4	3	3	3	4
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.
16 |	DWS Equity 500 Index VIP

DWS Equity 500 Index VIP — Class B
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$24.95	$23.12	$18.89	$22.17	$19.58	$19.40
Income (loss) from investment operations:
Net investment income[a]	.08	.26	.28	.29	.28	.30
Net realized and unrealized gain (loss)	3.60	3.23	5.35	(1.29)	3.67	1.74
Total from investment operations	3.68	3.49	5.63	(1.00)	3.95	2.04
Less distributions from:
Net investment income	(.30)	(.31)	(.35)	(.31)	(.31)	(.35)
Net realized gains	(1.20)	(1.35)	(1.05)	(1.97)	(1.05)	(1.51)
Total distributions	(1.50)	(1.66)	(1.40)	(2.28)	(1.36)	(1.86)
Net asset value, end of period	$27.13	$24.95	$23.12	$18.89	$22.17	$19.58
Total Return (%)[b]	14.91 *	17.63	30.66	(4.94)	21.07	11.32
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49	42	33	21	25	18
Ratio of expenses before expense reductions (%)[c]	.71 **	.71	.72	.71	.71	.69
Ratio of expenses after expense reductions (%)[c]	.64 **	.64	.65	.65	.65	.61
Ratio of net investment income (%)	.61 **	1.17	1.31	1.38	1.35	1.61
Portfolio turnover rate (%)	1 *	4	3	3	3	4
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index VIP	| 17

DWS Equity 500 Index VIP — Class B2
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$24.98	$23.14	$18.90	$22.18	$19.57	$19.39
Income (loss) from investment operations:
Net investment income[a]	.08	.25	.27	.28	.26	.28
Net realized and unrealized gain (loss)	3.60	3.24	5.36	(1.30)	3.69	1.74
Total from investment operations	3.68	3.49	5.63	(1.02)	3.95	2.02
Less distributions from:
Net investment income	(.30)	(.30)	(.34)	(.29)	(.29)	(.33)
Net realized gains	(1.20)	(1.35)	(1.05)	(1.97)	(1.05)	(1.51)
Total distributions	(1.50)	(1.65)	(1.39)	(2.26)	(1.34)	(1.84)
Net asset value, end of period	$27.16	$24.98	$23.14	$18.90	$22.18	$19.57
Total Return (%)[b]	14.88 *	17.64	30.64	(5.00)	21.06	11.20
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	18	17	15	17	17
Ratio of expenses before expense reductions (%)[c]	.72 **	.72	.74	.73	.74	.74
Ratio of expenses after expense reductions (%)[c]	.65 **	.65	.67	.70	.72	.71
Ratio of net investment income (%)	.60 **	1.17	1.28	1.32	1.27	1.50
Portfolio turnover rate (%)	1 *	4	3	3	3	4
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
18 |	DWS Equity 500 Index VIP

Notes to Financial Statements	(Unaudited)
A. Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of up to 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to recordkeeping fees equal to an annual rate of up to 0.15% of average daily net assets. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or
DWS Equity 500 Index VIP	| 19

evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.01% annualized effective rate as of June 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2021, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At June 30, 2021, the aggregate cost of investments for federal income tax purposes was $279,012,282. The net unrealized appreciation for all investments based on tax cost was $465,375,309. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $483,396,604 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $18,021,295.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
20 |	DWS Equity 500 Index VIP

Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.	Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2021, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2021, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2021, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $7,291,000 to $10,910,000.
The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Equity Contracts (a)	$ 151,798
The above derivative is located in the following Statement of Assets and Liabilities account:
(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
DWS Equity 500 Index VIP	| 21

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 1,153,837
The above derivative is located in the following Statement of Operations account:
(a)	Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (34,594)
The above derivative is located in the following Statement of Operations account:
(a)	Change in net unrealized appreciation (depreciation) on futures
C.	Purchases and Sales of Securities
During the six months ended June 30, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $6,640,573 and $24,674,428, respectively.
D.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%
Accordingly, for the six months ended June 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund’s average daily net assets.
For the period from January 1, 2021 through April 30, 2022 (through April 30, 2021 for Class B shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.26%
Class B	.64%
Class B2	.66%
Effective May 1, 2021 through April 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.65%.
22 |	DWS Equity 500 Index VIP

For the six months ended June 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 208,439
Class B	14,437
Class B2	6,138
$ 229,014
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $337,093, of which $58,197 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B and B2 shares. For the six months ended June 30, 2021, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2021
Class B	$ 54,839	$ 9,860
Class B2	23,317	3,928
	$ 78,156	$ 13,788
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2021
Class A	$ 287	$ 89
Class B	50	15
Class B2	34	11
	$ 371	$ 115
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $3,110, of which $670 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
DWS Equity 500 Index VIP	| 23

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2021, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $226.
E.	Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2021.
F.	Ownership of the Fund
At June 30, 2021, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 52% and 14%, respectively. One participating insurance company was beneficial owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 90%. Two participating insurance companies were the owners of record of 10% or more of the total outstanding Class B2 shares of the Fund, each owning 84% and 16%, respectively.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.
24 |	DWS Equity 500 Index VIP

Information About Your Fund’s Expenses	(Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2021 to June 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2021

Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/21	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/21	$ 1,151.00	$ 1,149.10	$ 1,148.80
Expenses Paid per $1,000*	$ 1.39	$ 3.41	$ 3.46
Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/21	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/21	$ 1,023.51	$ 1,021.62	$ 1,021.57
Expenses Paid per $1,000*	$ 1.30	$ 3.21	$ 3.26
*	Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.26%	.64%	.65%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.
DWS Equity 500 Index VIP	| 25

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
26 |	DWS Equity 500 Index VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2020.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's
Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed- upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that,
DWS Equity 500 Index VIP	| 27

for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft- dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board
28 |	DWS Equity 500 Index VIP

considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.
DWS Equity 500 Index VIP	| 29

Notes

Notes

vit-equ500-3 (R-028371-10 8/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/13/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/13/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/13/2021